Financial Instruments - Summary of Categories of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]	Jun. 30, 2020	[2]	Jun. 30, 2019
Statements [Line Items]
Trade receivables	£ 67.0		£ 33.2	[1]
Cash and cash equivalents	89.0	[2]	95.1	[2],[3]	£ 211.9		£ 187.3		£ 87.1
Borrowings	(119.6)		(119.2)	[3]
Financial assets at amortised cost [member]
Statements [Line Items]
Trade receivables	67.0		33.2
Other receivables	3.4		16.1
Cash and cash equivalents	89.0		95.1
Financial assets at fair value through profit or loss, mandatorily measured at fair value [member]
Statements [Line Items]
Investment	3.2		3.5
Financial liabilities at amortised cost [member]
Statements [Line Items]
Trade and other payables	(55.3)		(46.0)
Borrowings	(120.0)		(120.0)
Lease liabilities	(104.3)		(110.5)
Financial liabilities at fair value through profit or loss[member]
Statements [Line Items]
Derivative financial instruments	£ (0.3)		£ 0.3

[1]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).
[2]	Within cash and cash equivalents at 31 December 2022 is £nil (31 December 2021: £nil, 31 December 2020: £1.3m; 30 June 2020: £0.9m) of cash relating to employee contributions to the Group’s share scheme ‘AbShare’, which is reserved for the purpose of purchasing shares upon vesting.
[3]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.